Interests in associates, joint ventures and other investments	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Interests in associates, joint ventures and other investments
16. Interests in associates, joint ventures and other investments
The movements in 2021 and 2020 were as follows:

	Interests in associates and joint ventures	Other investments
	£m	£m
1 January 2020	813.0	498.3
Additions	15.2	15.9
Share of results of associate undertakings	(136.0)	—
Share of other comprehensive loss of associate undertakings	(61.5)	—
Dividends	(32.5)	—
Other movements	(5.2)	—
Exchange adjustments	21.8	—
Disposals	(7.3)	(7.0)
Reclassification from subsidiaries	4.5	—
Reclassification from other investments to associates	0.2	(0.2)
Revaluation of other investments through profit or loss	—	8.0
Revaluation of other investments through other comprehensive income	—	(127.7)
Amortisation of other intangible assets	(0.6)	—
Write-downs	(280.9)	—
31 December 2020	330.7	387.3
Additions	93.6	5.9
Share of results of associate undertakings	23.8	—
Share of other comprehensive income of associate undertakings	13.5	—
Dividends	(53.4)	—
Other movements	(0.2)	—
Exchange adjustments	(22.5)	—
Disposals	(4.8)	(31.9)
Reclassification from subsidiaries	4.2	—
Revaluation of other investments through profit or loss	—	(7.5)
Revaluation of other investments through other comprehensive income	—	(35.5)
Amortisation of other intangible assets	(0.5)	—
Reversal of write-downs	28.5	—
31 December 2021	412.9	318.3
The investments included above as “other investments” represent investments in equity securities that present the Group with opportunity for return through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices. For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of information from outside sources.
The carrying values of the Group’s associates and joint ventures are reviewed for impairment in accordance with the Group’s accounting policies.
The Group’s principal associates and joint ventures at 31 December 2021 included:

	Country of incorporation	% owned
Advantage Smollan Ltd	UK	25.1
Barrows Design and Manufacturing (Pty) Limited	South Africa	35.0
Dat Viet VAC Media Corporation	Vietnam	30.0
GIIR Inc.	Korea	30.0
Haworth Marketing & Media Company	USA	49.0
High Co SA	France	34.1
Imagina Spain	Spain	22.5
Nanjing Yindu Ogilvy Advertising Co. Ltd	China	49.0
Smollan Holdings (Pty) Ltd	South Africa	24.8
Summer (BC) JVCo S.a.r.l.[1]	Luxembourg	40.0
Note
[1]Representing the Group’s interest in Kantar in the Rest of World chain.
The market value of the Group’s shares in its principal listed associate undertakings at 31 December 2021 was as follows: GIIR Inc: £21.7 million, and High Co SA: £32.2 million (2020: GIIR Inc: £19.0 million and High Co SA: £32.8 million). The carrying value (including goodwill and other intangibles) of these equity interests in the Group’s consolidated balance sheet at 31 December 2021 was as follows: GIIR Inc: £40.0 million and High Co SA: £37.7 million (2020: GIIR Inc: £41.2 million and High Co SA: £38.9 million).
Where the market value of the Group’s listed associates is less than the carrying value, an impairment review is performed utilising the discounted cash flow methodology discussed in note 14, which represents the value in use.
The Group’s investments in its principal associate undertakings are represented by ordinary shares.
Aggregate information of associates that are not individually material
The following table presents a summary of the aggregate financial performance of the Group’s associate undertakings and joint ventures.

	2021	2020	2019
	£m	£m	£m
Share of results of associate undertakings (note 4)	23.8	(136.0)	14.7
Share of other comprehensive income/(loss) of associate undertakings	13.5	(61.5)	—
Share of total comprehensive income/(loss) of associate undertakings	37.3	(197.5)	14.7
The application of equity accounting is ordinarily discontinued when the investment is reduced to zero and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.
In the year ended 31 December 2020, share of losses of £62.9 million were not recognised in relation to Imagina, an associate in Spain, as the investment was reduced to zero. As at 31 December 2021, the cumulative share of unrecognised losses relating to Imagina is £23.0 million.
At 31 December 2021, capital commitments contracted, but not provided for, in respect of interests in associates and other investments were £5.4 million (2020: £7.5 million).